December 21, 2009
Securities and Exchange Commission
Division of Investment Management
Office of Disclosure and Review
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Davis New York Venture Fund, Inc. Post-Effective Amendment No. 92 under the Securities Act of 1933, File No. 2-29858, and Amendment No. 67 under the Investment Company Act of 1940, File No. 811-1701.
Dear Sir or Madam:
On behalf of Davis New York Venture Fund, Inc. (the “Company”), attached for filing pursuant to Rule 485(a) under the Securities Act of 1933 is Post-Effective Amendment No. 92 to the Company’s Registration Statement on Form N-1A.
Reason for 485(a) Filing
(1) This Post-Effective Amendment conforms Davis Global Fund and Davis International Fund prospectus to new Form N-1A (summary prospectus format).
(2) Davis Global Fund and Davis International Fund have an October 31st fiscal year ends and a follow-up filing will be made to reflect SEC comments and update financial information which was not yet available at the time of this filing.
(4) This Post-Effective Amendment does not affect the registration statements or disclosure of the Registrant’s other series, Davis New York Venture Fund and Davis Research Fund.
Requested Effective Date
The Registrant requests an effective date 60 days from the date of initial filing.
Questions regarding this filing should be directed to me at (520) 434-3771. In my absence questions regarding this filing should be directed to Ryan Charles at (520)434-3778.
Very truly yours,

Thomas Tays